QUARTERLY FINANCIAL DATA (UNAUDITED) (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION
The following table provides quarterly information for the years ended December 31, 2020 and 2019 (in thousands, except per share amounts):

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
2020
Net revenue	$72,728	$75,196	$82,829	$102,103
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$50,159	$52,402	$57,777	$74,393
Net income (loss)	$757	$2,134	$(2,178)	$(5,187)
Net income (loss) from non-controlling interest	$757	$2,134	$(3,315)	$(1,798)
Net income from Digital Media Solutions, Inc.	$—	$—	$1,137	$(3,389)
Earnings per share - Basic	N/A	N/A	$0.04	$(0.10)
Earnings per share - Diluted	N/A	N/A	$0.04	$(0.10)
2019
Net revenue	$57,822	$57,745	$57,575	$65,154
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$39,118	$38,865	$39,101	$33,450
Net income (loss)	$606	$(111)	$(9,492)	$(2,233)
Net income from non-controlling interest	$—	$—	$—	$—
Net income (loss) from Digital Media Solutions, Inc.	$606	$(111)	$(9,492)	$(2,233)
Earnings per share - Basic	N/A	N/A	N/A	N/A
Earnings per share - Diluted	N/A	N/A	N/A	N/A